Annual Total Returns[BarChart] - Invesco California Municipal Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	13.31%	18.38%	(5.99%)	14.78%	3.75%	3.46%	4.46%	6.58%	10.08%	6.02%